Warrants - Summary of warrants (Details) (Warrant, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Warrant
Class of Warrant or Right [Line Items]
Exercise price	$ 1.10	$ 1.10
Term	4 years	7 years
Volatility	37.00%	40.00%
Dividends	0.00%	0.00%
Discount rate	0.09%	0.05%